Goodwill and Intangible Assets Changes in Carrying Amount of Goodwill (Details) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Packaging	Dec. 31, 2013 Paper	Dec. 31, 2013 Boise Inc.	Oct. 25, 2013 Boise Inc.		Dec. 31, 2013 Damage Prevention Company	Nov. 08, 2013 Damage Prevention Company
Goodwill [Line Items]
Goodwill	$ 526,789,000		$ 67,160,000	$ 472,900,000	$ 53,900,000		$ 458,579,000	[1]		$ 1,100,000	[1]
Beginning Balance	67,160,000		58,214,000	472,900,000	53,900,000		458,579,000	[1]		1,100,000	[1]
Acquisitions	459,629,000	[2]	14,098,000
Adjustments related to purchase accounting			(5,152,000)
Ending Balance	526,789,000		67,160,000	472,900,000	53,900,000		458,579,000	[1]		1,100,000	[1]
Business acquisition, cost of acquired entity						$ 2,100,000,000			$ 6,300,000

[1]	Goodwill is the excess of purchase price over the fair value of tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill generated from the acquisition is primarily attributable to expected synergies and the assembled workforce. Goodwill recognized in the transaction is not deductible for income tax purposes; however, we assumed $1.9 million of goodwill that Boise had been amortizing in connection with previous acquisitions, which we will continue to amortize and deduct for income tax purposes.
[2]	In 2013, in addition to acquiring Boise and recording $458.6 million of goodwill, we acquired Damage Prevention Company for $6.3 million and recorded $1.1 million of goodwill in the Packaging segment.